Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES:
Consolidated net loss	$ (718,184)	$ (632,414)	$ (688,021)
Adjustments to reconcile consolidated net loss to Net cash provided by operating activities:
Depreciation and amortization	331,651	255,663	285,524
Inventory step-up	65,582	0	880
Share-based compensation	32,671	38,998	59,395
Amortization of debt issuance costs and premium / discount	29,086	36,264	36,699
Provision for bad debts	165	3,495	3,402
Deferred income taxes	(275,123)	(155,727)	(193,960)
Net loss on disposal of property, plant and equipment	2,626	2,571	50
Loss on extinguishment of debt	31,817	11,312	7,215
Asset impairment charges	22,542	680,198	768,467
Gain on sale of business and other assets	(8,780)	(2,665)	0
Changes in assets and liabilities which (used) provided cash:
Accounts receivable	(341,404)	(80,195)	40,395
Inventories	42,346	(29,286)	(96,318)
Prepaid and other assets	51,895	(22,509)	18,942
Accounts payable	(96,361)	(159,532)	142,609
Accrued expenses	1,549,749	(167,107)	424,340
Other liabilities	(302,251)	487,625	(809)
Income taxes payable/receivable	(80,251)	31,826	(74,931)
Net cash provided by operating activities	337,776	298,517	733,879
INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(80,425)	(96,483)	(99,818)
Proceeds from sale of property, plant and equipment	174	1,857	1,426
Acquisitions, net of cash acquired	(1,086,510)	(3,645)	(3,175)
Proceeds from sale of marketable securities and investments	87,233	0	18,800
Proceeds from notes receivable	32,659	0	0
Increase in notes receivable	(35,400)	0	0
Patent acquisition costs and license fees	(5,000)	(12,000)	(5,700)
Proceeds from sale of business, net	54,521	8,150	0
Proceeds from / (payments to) settlement escrow	11,518	(11,518)	0
Increase in restricted cash and cash equivalents	(633,173)	(770,000)	0
Decrease in restricted cash and cash equivalents	869,936	0	0
Other investing activities	12,614	0	0
Net cash used in investing activities	(771,853)	(883,639)	(88,467)
FINANCING ACTIVITIES:
Proceeds from issuance of notes	750,000	700,000	0
Proceeds from issuance of term loans	1,525,000	0	0
Principal payments on term loans	(1,430,144)	(152,032)	(362,075)
Principal payments on other indebtedness, net	(7,588)	(3,447)	(1,824)
Repurchase of convertible senior subordinated notes due 2015	(587,803)	0	0
Payments to settle ordinary share warrants	(284,454)	0	0
Proceeds from the settlement of the hedge on convertible senior subordinated notes due 2015	356,265	0	0
Deferred financing fees	(62,715)	(10,475)	0
Payment for contingent consideration	0	(5,000)	0
Tax benefits of share awards	35,188	12,017	4,949
Payments of tax withholding for restricted shares	(25,081)	(9,781)	0
Exercise of options	41,392	97,129	19,358
Payments related to the issuance of ordinary shares	(4,800)	0	(256,000)
Issuance of ordinary shares related to the employee stock purchase plan	4,617	5,310	6,062
Cash distributions to noncontrolling interests	(5,291)	(52,711)	(53,269)
Cash buy-out of noncontrolling interests	(1,729)	(1,485)	(2,748)
Net cash provided by (used in) financing activities	302,857	579,525	(645,547)
Effect of foreign exchange rate	(4,037)	1,692	431
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(135,257)	(3,905)	296
LESS: NET DECREASE IN CASH AND CASH EQUIVALENTS OF DISCONTINUED OPERATIONS	(17,413)	(813)	(2,749)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS OF CONTINUING OPERATIONS	(117,844)	(3,092)	3,045
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	526,597	529,689	526,644
CASH AND CASH EQUIVALENTS, END OF PERIOD	408,753	526,597	529,689
SUPPLEMENTAL INFORMATION:
Cash paid for interest	159,492	128,452	152,097
Cash paid for income taxes	36,356	70,160	192,647
Cash paid into Qualified Settlement Funds for mesh legal settlements	585,165	54,500	0
Cash paid out of Qualified Settlement Funds for mesh legal settlements	111,454	42,982	0
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Purchases of property, plant and equipment financed by capital leases	4,784	497	1,373
Purchase of property, plant and equipment financed by direct financing arrangement	0	0	57,008
Accrual for purchases of property, plant and equipment	11,397	8,351	12,237
Acquisition financed by ordinary shares	2,844,279	0	0
Repurchase of convertible senior subordinated notes due 2015 financed by ordinary shares	$ 55,229	$ 0	$ 0